Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	943,016,181.51	44,682
Yield Supplement Overcollateralization Amount 03/31/19	58,008,900.39	0
Receivables Balance 03/31/19	1,001,025,081.90	44,682
Principal Payments	30,902,531.98	1,068
Defaulted Receivables	764,275.19	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	55,552,793.31	0
Pool Balance at 04/30/19	913,805,481.42	43,584

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.27%
Prepayment ABS Speed	1.51%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	4,199,566.31	180
Past Due 61-90 days	1,116,130.79	52
Past Due 91-120 days	279,357.33	16
Past Due 121+ days	0.00	0
Total	5,595,054.43	248

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.14%
Delinquency Trigger Occurred	NO

Recoveries	625,983.14
Aggregate Net Losses/(Gains) - April 2019	138,292.05
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.17%
Prior Net Losses Ratio	0.55%
Second Prior Net Losses Ratio	0.21%
Third Prior Net Losses Ratio	0.03%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.07%

Overcollateralization Target Amount	10,508,763.04
Actual Overcollateralization	10,508,763.04
Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	6.57%
Weighted Average Remaining Term	60.45

Flow of Funds	$ Amount

Collections	34,890,611.22
Investment Earnings on Cash Accounts	7,477.35
Servicing Fee	(834,187.57)
Transfer to Collection Account	-
Available Funds	34,063,901.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,221,671.07
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	2,796,014.00
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,508,763.04
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,834,820.56

Total Distributions of Available Funds	34,063,901.00

Servicing Fee	834,187.57
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 04/15/19	932,171,495.42
Principal Paid	28,874,777.04
Note Balance @ 05/15/19	903,296,718.38

Class A-1
Note Balance @ 04/15/19	107,501,495.42
Principal Paid	28,874,777.04
Note Balance @ 05/15/19	78,626,718.38
Note Factor @ 05/15/19	37.2638476%

Class A-2
Note Balance @ 04/15/19	348,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	348,000,000.00
Note Factor @ 05/15/19	100.0000000%

Class A-3
Note Balance @ 04/15/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	347,000,000.00
Note Factor @ 05/15/19	100.0000000%

Class A-4
Note Balance @ 04/15/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	82,950,000.00
Note Factor @ 05/15/19	100.0000000%

Class B
Note Balance @ 04/15/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	31,150,000.00
Note Factor @ 05/15/19	100.0000000%

Class C
Note Balance @ 04/15/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	15,570,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,354,303.40
Total Principal Paid	28,874,777.04
Total Paid	31,229,080.44

Class A-1
Coupon	2.72616%
Interest Paid	244,221.90
Principal Paid	28,874,777.04
Total Paid to A-1 Holders	29,118,998.94

Class A-2
Coupon	3.02000%
Interest Paid	875,800.00
Principal Paid	0.00
Total Paid to A-2 Holders	875,800.00

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.2732177
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.8802872
Total Distribution Amount	30.1535049

A-1 Interest Distribution Amount	1.1574498
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	136.8472845
Total A-1 Distribution Amount	138.0047343

A-2 Interest Distribution Amount	2.5166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.5166667

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	96.83
Noteholders' Third Priority Principal Distributable Amount	539.22
Noteholders' Principal Distributable Amount	363.94

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/19	2,595,670.49
Investment Earnings	5,070.57
Investment Earnings Paid	(5,070.57)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49